PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND

SUPPLEMENT DATED APRIL 19, 2024 TO

PROSPECTUS AND SAI EACH DATED JULY 31, 2023,

AS AMENDED

The Multi-Manager Emerging Markets Debt Opportunity Fund (the “Fund”) was liquidated and terminated on March 27, 2024. Accordingly, all references to the Fund in the Northern Funds’ Statutory Prospectus and SAI are hereby deleted.

Please retain this Supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT Stat&SAI MOPP (4/24)